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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Deephaven Capital Management LLC
--------------------------------------------------------------------------------
Business Address:   130 Cheshire Lane, Suite 102, Minnetonka, MN 55305


13F File Number: 28-06461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Matthew D. Caudill           Chief Compliance Officer               952-249-5520
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                 /s/ Matthew D. Caudill
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                               Minnetonka, MN  55305
                                                    January 27, 2009
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       ______0______

Form 13F Information Table Entry Total:  ______92______

Form 13F Information Table Value Total: $______475,611_____
                                         (thousands)


List of Other Included Managers: N/A

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ABERDEEN ASIA PACIFIC COM            003009107  705        164000    SH           SOLE        NONE          164000      0       0
ADVANCED MEDICAL OPTI NOTE 2.500% 7/ 00763MAG3  4050       5000000   PRN          SOLE        NONE          N/A         N/A     N/A
ADVANCED MICRO DEVICE NOTE 6.000% 5/ 007903AL1  9256       32000000  PRN          SOLE        NONE          N/A         N/A     N/A
AKAMAI TECHNOLOGIES I NOTE 1.000%12/ 00971TAE1  5676       5001000   PRN          SOLE        NONE          N/A         N/A     N/A
ALLIANT TECHSYSTEMS I NOTE 2.750% 2/ 018804AH7  8724       7636000   PRN          SOLE        NONE          N/A         N/A     N/A
AMGEN INC             COM            031162100  2887       50000     SH    CALL   SOLE        NONE          50000       0       0
ANNALY CAP MGMT INC   COM            035710409  999        63000     SH           SOLE        NONE          63000       0       0
ARTS WAY MFG INC      COM            043168103  156        45052     SH           SOLE        NONE          45052       0       0
BBVA BANCO FRANCES S  SPONSORED ADR  07329M100  202        66900     SH           SOLE        NONE          66900       0       0
BEMIS INC             COM            081437105  1641       69300     SH           SOLE        NONE          69300       0       0
BEST BUY INC          SDCV 2.250% 1/ 086516AF8  18247      20445000  PRN          SOLE        NONE          N/A         N/A     N/A
BOSTON SCIENTIFIC COR COM            101137107  1876       242453    SH           SOLE        NONE          242453      0       0
BP PLC                SPONSORED ADR  055622104  500        10700     SH           SOLE        NONE          10700       0       0
BRE PROPERTIES INC    NOTE 4.125% 8/ 05564EBH8  7425       10000000  PRN          SOLE        NONE          N/A         N/A     N/A
CHIPOTLE MEXICAN GRIL CL A           169656105  1239       20000     SH           SOLE        NONE          20000       0       0
CITRIX SYS INC        COM            177376100  1484       63000     SH           SOLE        NONE          63000       0       0
CLECO CORP NEW        COM            12561W105  200        8800      SH           SOLE        NONE          8800        0       0
CONTINENTAL AIRLS INC CL B           210795308  554        30700     SH           SOLE        NONE          30700       0       0
DELTA AIR LINES INC D COM NEW        247361702  561        49000     SH           SOLE        NONE          49000       0       0
DISCOVER FINL SVCS    COM            254709108  1267       133000    SH           SOLE        NONE          133000      0       0
E M C CORP MASS       COM            268648102  1047       100000    SH           SOLE        NONE          100000      0       0
FIRSTENERGY CORP      COM            337932107  485        10000     SH           SOLE        NONE          10000       0       0
FLAGSTONE REINSURANCE SHS            G3529T105  889        91034     SH           SOLE        NONE          91034       0       0
GENERAL ELECTRIC CO   COM            369604103  1620       100000    SH           SOLE        NONE          100000      0       0
GRUPO FINANCIERO GALI SP ADR 10 SH B 399909100  226        100000    SH           SOLE        NONE          100000      0       0
HANSEN NAT CORP       COM            411310105  1508       45000     SH           SOLE        NONE          45000       0       0
HCC INS HLDGS INC     COM            404132102  1404       52500     SH           SOLE        NONE          52500       0       0
HEALTH CARE REIT INC  NOTE 4.750% 7/ 42217KAQ9  9686       10500000  PRN          SOLE        NONE          N/A         N/A     N/A
HEALTH CARE REIT INC  NOTE 4.750%12/ 42217KAP1  16171      17000000  PRN          SOLE        NONE          N/A         N/A     N/A
HEALTH MGMT ASSOC INC CL A           421933102  31         17475     SH           SOLE        NONE          17475       0       0
HONDA MOTOR LTD       AMERN SHS      438128308  960        45000     SH           SOLE        NONE          45000       0       0
HUTCHINSON TECHNOLOGY NOTE 2.250% 3/ 448407AE6  3855       6000000   PRN          SOLE        NONE          N/A         N/A     N/A
INTERNATIONAL RECTIFI COM            460254105  675        50000     SH           SOLE        NONE          50000       0       0
ITT EDUCATIONAL SERVI COM            45068B109  474        5000      SH           SOLE        NONE          5000        0       0
JPMORGAN & CHASE & CO COM            46625H100  1087       34500     SH           SOLE        NONE          34500       0       0
LABORATORY CORP AMER  NOTE 9/1       50540RAG7  1335       1500000   PRN          SOLE        NONE          N/A         N/A     N/A
LEGG MASON INC        COM            524901105  690        31500     SH           SOLE        NONE          31500       0       0
LG DISPLAY CO LTD     SPONS ADR REP  50186V102  2773       335000    SH    PUT    SOLE        NONE          335000      0       0
LSI CORPORATION       NOTE 4.000% 5/ 502161AJ1  37350      40000000  PRN          SOLE        NONE          N/A         N/A     N/A
MAX CAPITAL GROUP LTD SHS            G6052F103  743        42000     SH           SOLE        NONE          42000       0       0
MCDATA CORP           NOTE 2.250% 2/ 580031AD4  48060      54000000  PRN          SOLE        NONE          N/A         N/A     N/A
MEDTRONIC INC         NOTE 1.500% 4/ 585055AL0  5263       5660000   PRN          SOLE        NONE          N/A         N/A     N/A
MEDTRONIC INC         COM            585055106  3142       100000    SH    CALL   SOLE        NONE          100000      0       0
MERCK & CO INC        COM            589331107  1933       63600     SH           SOLE        NONE          63600       0       0
MIRANT CORP NEW       COM            60467R100  3774       200000    SH           SOLE        NONE          200000      0       0
MORGAN STANLEY        COM NEW        617446448  489        30500     SH           SOLE        NONE          30500       0       0
M-SYSTEMS FIN INC     NOTE 1.000% 3/ 55375VAB8  15331      18361000  PRN          SOLE        NONE          N/A         N/A     N/A
NEW YORK CMNTY BANCOR COM            649445103  1152       96400     SH           SOLE        NONE          96400       0       0
NEW YORK TIMES CO     CL A           650111107  242        33100     SH           SOLE        NONE          33100       0       0
NEW YORK TIMES CO     CL A           650111107  329        45000     SH    PUT    SOLE        NONE          45000       0       0
NORTHERN OIL & GAS IN COM            665531109  175        67500     SH           SOLE        NONE          67500       0       0
NV ENERGY INC         COM ADDED      67073Y106  148        15000     SH           SOLE        NONE          15000       0       0
ORACLE CORP           COM            68389X105  1366       77100     SH           SOLE        NONE          77100       0       0
ORIENTAL FINL GROUP I COM            68618W100  387        64100     SH           SOLE        NONE          64100       0       0
OSI PHARMACEUTICALS I NOTE 3.250% 9/ 671040AD5  2104       2426000   PRN          SOLE        NONE          N/A         N/A     N/A
PEABODY ENERGY CORP   SDCV 4.750%12/ 704549AG9  4018       6500000   PRN          SOLE        NONE          N/A         N/A     N/A
PEPCO HOLDINGS INC    COM            713291102  518        29200     SH           SOLE        NONE          29200       0       0
PHARMACEUTICAL HLDRS  DEPOSITRY RCPT 71712A206  1226       20000     SH           SOLE        NONE          20000       0       0
PHH CORP              COM NEW        693320202  216        17000     SH           SOLE        NONE          17000       0       0
PINNACLE GAS RESOURCE COM            723464301  117        379099    SH           SOLE        NONE          379099      0       0
PROLOGIS              NOTE 2.625% 5/ 743410AS1  850        2000000   PRN          SOLE        NONE          N/A         N/A     N/A
PROLOGIS              NOTE 1.875%11/ 743410AR3  3185       7000000   PRN          SOLE        NONE          N/A         N/A     N/A
RAMBUS INC DEL        NOTE 2/0       750917AB2  46250      50000000  PRN          SOLE        NONE          N/A         N/A     N/A
REDWOOD TR INC        COM            758075402  253        17000     SH           SOLE        NONE          17000       0       0
RETAIL HOLDRS TR      DEP RCPT       76127U101  2299       30600     SH    PUT    SOLE        NONE          30600       0       0
ROBERT HALF INTL INC  COM            770323103  1347       64700     SH           SOLE        NONE          64700       0       0
SCIENTIFIC GAMES CORP SDCV 0.750%12/ 80874PAD1  2583       3000000   PRN          SOLE        NONE          N/A         N/A     N/A
SEPRACOR INC          NOTE 10/1      817315AW4  39544      42809000  PRN          SOLE        NONE          N/A         N/A     N/A
SONY CORP             ADR NEW        835699307  2182       99800     SH           SOLE        NONE          99800       0       0
SOUTHWEST AIRLS CO    COM            844741108  603        70000     SH           SOLE        NONE          70000       0       0
SPDR SERIES TRUST     S&P HOMEBUILD  78464A888  1257       105000    SH           SOLE        NONE          105000      0       0
STEWART INFORMATION S COM            860372101  234        10000     SH           SOLE        NONE          10000       0       0
SUPERVALU INC         NOTE 11/0      868536AP8  4793       16236000  PRN          SOLE        NONE          N/A         N/A     N/A
SYNAPTICS INC         COM            87157D109  637        38500     SH           SOLE        NONE          38500       0       0
TEXTRON INC           COM            883203101  1387       100000    SH           SOLE        NONE          100000      0       0
TJX COS INC NEW       NOTE 2/1       872540AL3  69948      92800000  PRN          SOLE        NONE          N/A         N/A     N/A
TOMOTHERAPY INC       COM            890088107  642        270000    SH           SOLE        NONE          270000      0       0
TUPPERWARE BRANDS COR COM            899896104  1135       50000     SH           SOLE        NONE          50000       0       0
UAL CORP              COM NEW        902549807  991        90000     SH    CALL   SOLE        NONE          90000       0       0
UAL CORP              COM NEW        902549807  1173       106500    SH    PUT    SOLE        NONE          106500      0       0
ULTA SALON COSMETCS & COM            90384S303  1440       173927    SH           SOLE        NONE          173927      0       0
UNITEDHEALTH GROUP IN COM            91324P102  1995       75000     SH           SOLE        NONE          75000       0       0
VALE CAP LTD          NT RIO P VALE  91912C307  2035       75900     SH           SOLE        NONE          75900       0       0
VMWARE INC            CL A COM       928563402  944        39870     SH           SOLE        NONE          39870       0       0
WAL MART STORES INC   COM            931142103  751        13400     SH           SOLE        NONE          13400       0       0
WASHINGTON REAL ESTAT NOTE 3.875% 9/ 939653AK7  7950       10000000  PRN          SOLE        NONE          N/A         N/A     N/A
WATSON PHARMACEUTICAL DBCV 1.750% 3/ 942683AC7  28763      30928000  PRN          SOLE        NONE          N/A         N/A     N/A
WEST PHARMACEUTICAL S SDCV 4.000% 3/ 955306AA3  6828       9500000   PRN          SOLE        NONE          N/A         N/A     N/A
WILLIAMS COS INC DEL  COM            969457100  724        50000     SH           SOLE        NONE          50000       0       0
WISCONSIN ENERGY CORP COM            976657106  419        10000     SH           SOLE        NONE          10000       0       0
XCEL ENERGY INC       COM            98389B100  255        13800     SH           SOLE        NONE          13800       0       0
YELLOW ROADWAY CORP   NOTE 5.000% 8/ 985577AA3  1566       5220000   PRN          SOLE        NONE          N/A         N/A     N/A